Income Taxes - Summary of Loss Before Income Taxes (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Noncontrolling Interest [Abstract]
U.K. Operations	$ (82,705)	$ (53,291)
Foreign operations	2,997	2,752
Loss before income taxes	$ (79,708)	$ (50,539)